Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Leases [Abstract]
Summary Of Right Of Use Lease Assets And Lease Liabilities

Right-of-Use Assets	$171,870

Operating Lease Liabilities
Current	$144,610
Long Term	25,790
Total Operating Lease Liabilities	$170,400

Right-of-Use Assets	$203,348

Operating Lease Liabilities
Current	$139,765
Long Term	63,605
Total Operating Lease Liabilities	$203,370

Components Of Lease Expense

	For the Three Months Ended March 31,
	2020	2019
Operating lease cost	$36,771	$80,279
Variable lease cost	5,693	16,012

Total Lease Cost	$42,464	$96,291

Scheduled Future Minimum Lease Payments

Year Ending December 31:
2020 (excluding the three months ended March 31, 2020)	$117,018
2021	65,364
Minimum lease payments	182,382
Less: Imputed interest	(11,982)
Present value of minimum lease payments	170,400
Less: current maturities of lease obligations	(144,610)
Long-term lease obligations	$25,790

Year Ending December 31:
2020	$155,280
2021	65,364
Minimum lease payments	220,644
Less: Imputed interest	(17,274)
Present value of minimum lease payments	203,370
Less: current maturities of lease obligations	(139,765)
Long-term lease obligations	$63,605